Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Interest expense on lease liabilities	$ 3	$ 5
Expense on short-term and low value leases	1	2
Total cash outflows for leases	12	24
Thereof: Repayment of lease liabilities	$ 11	$ 22	$ 0